Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary of Accounts and Other Receivables	Accounts and other receivables as of December 31, 2024 and 2023 are as follows:

	December 31, 2024		December 31, 2023
	(In millions of Korean won)
Accounts receivable
Non-related party	₩	78,368	₩	69,867
Related party	3,334		1,972
Less : Loss allowance	(550)		(626)
Accounts receivables, net	₩	81,152	₩	71,213

	December 31, 2024		December 31, 2023
	(In millions of Korean won)
Other receivables
Non-related party	₩	1,577	₩	3,642
Related party	—		—
Less: Loss allowance	(5)		(5)
Other receivables, net	₩	1,572	₩	3,637

Summary of Changes in Loss Allowance of Accounts and Other Receivables	Changes in the loss allowance of accounts and other receivables during the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(In millions of Korean won)
Accounts receivable
Beginning balance	₩ 626	₩ 319	₩ 689
Bad debt expenses	589	1,402	701
Reversal of allowance for doubtful accounts	—	—	—
Write-off	(665)	(1,095)	(1,071)
Ending balance	₩ 550	₩ 626	₩ 319

	2024	2023	2022
	(In millions of Korean won)
Other receivables
Beginning balance	₩ 5	₩ 5	₩ 5
Bad debt expenses	—	—	—
Reversal of allowance for doubtful accounts	—	—	—
Write-off	—	—	—
Ending balance	₩ 5	₩ 5	₩ 5

Summary of ECLs and Credit Risk Exposures for Accounts and Other Receivables	Expected credit losses (ECLs) and credit risk exposures for accounts and other receivables as of December 31, 2024 and 2023 are as follows:
① Accounts receivables

As of December 31, 2024	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	0.4%	₩ 81,335	₩ 351
More than 90 days ~ Less than 180 days	22.5%	214	48
More than 180 days ~ Less than 270 days	87.0%	13	11
More than 270 days ~ Less than 1 year	100.0%	5	5
More than 1 year	100.0%	135	135
Total		₩ 81,702	₩ 550

As of December 31, 2023	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	0.6%	₩ 71,334	₩ 438
More than 90 days ~ Less than 180 days	3.2%	315	10
More than 180 days ~ Less than 270 days	57.4%	27	16
More than 270 days ~ Less than 1 year	87.3%	5	4
More than 1 year	100.0%	158	158
Total		₩ 71,839	₩ 626
② Other receivables

As of December 31, 2024	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	—%	₩ 1,566	₩ —
More than 90 days ~ Less than 180 days	—%	6	—
More than 180 days ~ Less than 270 days	—%	—	—
More than 270 days ~ Less than 1 year	—%	—	—
More than 1 year	100%	5	5
Total		₩ 1,577	₩ 5

As of December 31, 2023	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	—%	₩ 3,637	₩ —
More than 90 days ~ Less than 180 days	—%	—	—
More than 180 days ~ Less than 270 days	—%	—	—
More than 270 days ~ Less than 1 year	—%	—	—
More than 1 year	100%	5	5
Total		₩ 3,642	₩ 5